BALANCE SHEETS [Parenthetical] - $ / shares	Mar. 31, 2015	Mar. 31, 2014
Units of assignor limited partners capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	83,651,080	83,651,080
Units of limited partnership interest, issued	83,651,080	83,651,080
Units of limited partnership interest, outstanding	83,569,146	83,626,246
Series Twenty [Member]
Units of assignor limited partners capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,866,700	3,866,700
Units of limited partnership interest, issued	3,866,700	3,866,700
Units of limited partnership interest, outstanding	3,857,700	3,864,700
Series Twenty One [Member]
Units of assignor limited partners capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	1,892,700	1,892,700
Units of limited partnership interest, issued	1,892,700	1,892,700
Units of limited partnership interest, outstanding	1,888,200	1,888,200
Series Twenty Two [Member]
Units of assignor limited partners capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,564,400	2,564,400
Units of limited partnership interest, issued	2,564,400	2,564,400
Units of limited partnership interest, outstanding	2,560,800	2,561,400
Series Twenty Three [Member]
Units of assignor limited partners capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,336,727	3,336,727
Units of limited partnership interest, issued	3,336,727	3,336,727
Units of limited partnership interest, outstanding	3,333,227	3,336,227
Series Twenty Four [Member]
Units of assignor limited partners capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,169,878	2,169,878
Units of limited partnership interest, issued	2,169,878	2,169,878
Units of limited partnership interest, outstanding	2,162,378	2,168,878
Series Twenty Five [Member]
Units of assignor limited partners capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,026,109	3,026,109
Units of limited partnership interest, issued	3,026,109	3,026,109
Units of limited partnership interest, outstanding	3,024,509	3,025,609
Series Twenty Six [Member]
Units of assignor limited partners capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,995,900	3,995,900
Units of limited partnership interest, issued	3,995,900	3,995,900
Units of limited partnership interest, outstanding	3,990,700	3,995,200
Series Twenty Seven [Member]
Units of assignor limited partners capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,460,700	2,460,700
Units of limited partnership interest, issued	2,460,700	2,460,700
Units of limited partnership interest, outstanding	2,459,700	2,460,700
Series Twenty Eight [Member]
Units of assignor limited partners capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	4,000,738	4,000,738
Units of limited partnership interest, issued	4,000,738	4,000,738
Units of limited partnership interest, outstanding	3,998,738	3,999,738
Series Twenty Nine [Member]
Units of assignor limited partners capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,991,800	3,991,800
Units of limited partnership interest, issued	3,991,800	3,991,800
Units of limited partnership interest, outstanding	3,989,500	3,991,300
Series Thirty [Member]
Units of assignor limited partners capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,651,000	2,651,000
Units of limited partnership interest, issued	2,651,000	2,651,000
Units of limited partnership interest, outstanding	2,643,000	2,651,000
Series Thirty One [Member]
Units of assignor limited partners capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	4,417,857	4,417,857
Units of limited partnership interest, issued	4,417,857	4,417,857
Units of limited partnership interest, outstanding	4,409,757	4,415,757
Series Thirty Two [Member]
Units of assignor limited partners capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	4,754,198	4,754,198
Units of limited partnership interest, issued	4,754,198	4,754,198
Units of limited partnership interest, outstanding	4,748,198	4,751,198
Series Thirty Three [Member]
Units of assignor limited partners capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,636,533	2,636,533
Units of limited partnership interest, issued	2,636,533	2,636,533
Units of limited partnership interest, outstanding	2,635,533	2,635,533
Series Thirty Four [Member]
Units of assignor limited partners capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,529,319	3,529,319
Units of limited partnership interest, issued	3,529,319	3,529,319
Units of limited partnership interest, outstanding	3,523,219	3,528,319
Series Thirty Five [Member]
Units of assignor limited partners capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,300,463	3,300,463
Units of limited partnership interest, issued	3,300,463	3,300,463
Units of limited partnership interest, outstanding	3,295,763	3,298,763
Series Thirty Six [Member]
Units of assignor limited partners capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,106,838	2,106,838
Units of limited partnership interest, issued	2,106,838	2,106,838
Units of limited partnership interest, outstanding	2,102,504	2,104,504
Series Thirty Seven [Member]
Units of assignor limited partners capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,512,500	2,512,500
Units of limited partnership interest, issued	2,512,500	2,512,500
Units of limited partnership interest, outstanding	2,512,500	2,512,500
Series Thirty Eight [Member]
Units of assignor limited partners capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,543,100	2,543,100
Units of limited partnership interest, issued	2,543,100	2,543,100
Units of limited partnership interest, outstanding	2,543,100	2,543,100
Series Thirty Nine [Member]
Units of assignor limited partners capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,292,151	2,292,151
Units of limited partnership interest, issued	2,292,151	2,292,151
Units of limited partnership interest, outstanding	2,291,151	2,292,151
Series Forty [Member]
Units of assignor limited partners capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,630,256	2,630,256
Units of limited partnership interest, issued	2,630,256	2,630,256
Units of limited partnership interest, outstanding	2,628,756	2,630,256
Series Forty One [Member]
Units of assignor limited partners capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,891,626	2,891,626
Units of limited partnership interest, issued	2,891,626	2,891,626
Units of limited partnership interest, outstanding	2,891,626	2,891,626
Series Forty Two [Member]
Units of assignor limited partners capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,744,262	2,744,262
Units of limited partnership interest, issued	2,744,262	2,744,262
Units of limited partnership interest, outstanding	2,744,262	2,744,262
Series Forty Three [Member]
Units of assignor limited partners capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,637,987	3,637,987
Units of limited partnership interest, issued	3,637,987	3,637,987
Units of limited partnership interest, outstanding	3,637,987	3,637,987
Series Forty Four [Member]
Units of assignor limited partners capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,701,973	2,701,973
Units of limited partnership interest, issued	2,701,973	2,701,973
Units of limited partnership interest, outstanding	2,701,973	2,701,973
Series Forty Five [Member]
Units of assignor limited partners capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	4,014,367	4,014,367
Units of limited partnership interest, issued	4,014,367	4,014,367
Units of limited partnership interest, outstanding	4,014,367	4,014,367
Series Forty Six [Member]
Units of assignor limited partners capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,980,998	2,980,998
Units of limited partnership interest, issued	2,980,998	2,980,998
Units of limited partnership interest, outstanding	2,979,998	2,980,998